Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share Tables [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	December 31, 2011			December 31, 2010			December 31, 2009
	Income	Shares	$ per Share	Income	Shares	$ per Share	Income	Shares	$ per Share
BASIC EARNINGS PER SHARE
Income from continuing operations
attributable to The AES Corporation
common stockholders	$451	778	$0.58	$476	769	$0.62	$718	667	$1.08
EFFECT OF DILUTIVE SECURITIES
Stock options	-	2	-	-	2	-	-	1	-
Restricted stock units	-	3	-	-	3	-	-	2	(0.01)
DILUTED EARNINGS PER SHARE	$451	783	$0.58	$476	774	$0.62	$718	670	$1.07